Interest in Joint Operation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of share of joint operation and includes inter-company transactions and balances	The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
Below is a summary of Gold Fields’ share of the joint operation and included inter-company transactions and balances up to the date of recognition as a business combination:

	26 September 2025		31 December 2024
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	527.7	806.2	473.5	764.0
Property, plant and equipment	527.7	806.2	473.5	764.0
Current assets	75.0	114.5	68.2	110.1
Cash and cash equivalents	26.3	40.2	20.6	33.3
Inventories	40.8	62.3	38.5	62.1
Other receivables	7.9	12.0	9.1	14.7

Total assets	602.7	920.7	541.7	874.1
Total equity
Retained earnings	381.2	582.3	244.8	395.1
Non-current liabilities	161.7	247.0	150.6	243.0
Deferred taxation	73.5	112.3	63.0	101.6
Lease liabilities	64.2	98.0	65.0	104.9
Environmental rehabilitation costs	22.7	34.7	20.9	33.7
Long-term incentive plan	1.3	2.0	1.7	2.8
Current liabilities	59.8	91.4	146.2	236.0
Related entity loans payable	8.5	13.0	105.7	170.5
Trade and other payables	42.5	64.9	32.3	52.1
Current portion of lease liabilities	8.8	13.5	8.3	13.4

Total equity and liabilities	602.7	920.7	541.7	874.1